Short-Term Borrowings (Details) - Schedule of short-term borrowings - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Short term borrowings	¥ 790	¥ 47,774
Borrowings from commercial banks [Member]
Short-Term Debt [Line Items]
Short term borrowings	790	46,900
Borrowings from others [Member]
Short-Term Debt [Line Items]
Short term borrowings		¥ 874